Discontinued Operations (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 23, 2021	Sep. 23, 2021	Dec. 31, 2021		Dec. 31, 2020
Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Cost of Revenue
Sogou [Member]
Discontinued Operations [Line Items]
Depreciation and amortization expense		$ 46,700			$ 17,000
Disposal gain/loss	$ 855,000		$ 855,009	[1]	$ 0

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.